INVENTORIES - Movements in the allowance for obsolescence of inventories (Details) - Impairment allowance - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES
At the beginning of the year	$ (1,526)	$ (1,962)
Increases	(373)	(660)
Uses	532	1,096
At the end of the year	$ (1,367)	$ (1,526)